PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and equipment
	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Buildings	183,754	178,682
Office equipment	20,175	33,081
Motor vehicles	3,305	3,190
Leasehold improvement	7,005	10,154
Land	37,421	37,421
Total	251,660	262,528
Less: Accumulated depreciation	(34,555)	(42,305)
	217,105	220,223